Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 89,780	$ 195,041	$ 228,513
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	150,618	132,141	123,473
Write-off impairment and discontinued operations, net	15,977	1,284	3,017
Stock-based compensation	1,996	5,211	5,134
Amortization of Series A Notes discount and related issuance costs	422	(258)
Deferred income taxes and reserve, net	(8,777)	(28,162)	7,606
Gain on sale of property, plant and equipment	(1,645)	(1,426)	(723)
Loss (gain) on sale of investment	2,189	(19,151)	(2,734)
Equity in net earnings of affiliated companies and partnership, net of dividend received(*)	(270)	(8,791)	(1,824)
Changes in operating assets and liabilities, net of amounts acquired:
Increase in short and long-term trade receivables, and prepaid expenses	(65,062)	(84,708)	(136,224)
Decrease (increase) in inventories, net	(95,363)	(49,724)	75,431
Increase in trade payables, other payables and accrued expenses	17,225	76,807	20,223
Severance, pension and termination indemnities, net	1,879	4,160	(16,773)
Increase (decrease) in advances received from customers	81,946	(36,396)	(95,397)
Net cash provided by operating activities	190,915	186,028	209,722
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment	(121,977)	(138,644)	(107,893)
Acquisitions of subsidiaries and business operations (Schedule A)	(12,173)	(229,556)	(48,234)
Investments in affiliated companies and other companies	(13,555)	(4,956)	(19,415)
Proceeds from sale of property, plant and equipment	15,059	10,667	9,055
Proceeds from sale of investments	329	27,941	33,026
Investment in long-term deposits	(609)	(14,484)	(24,004)
Proceeds from sale of long-term deposits	40,396	30,240	12,994
Investment in short-term deposits and available for sale securities	(88,842)	(189,345)	(152,457)
Proceeds from sale of short-term deposits and available for sale securities	126,306	252,550	99,625
Net cash used in investing activities	(55,066)	(255,587)	(197,303)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of options	3,833	3,590	9,871
Purchase of non-controlling interests	(71,000)		(110,250)
Repayment of long-term bank loans	(73,666)	(488,657)	(148,652)
Proceeds from long-term bank loans	172,303	387,692	256,354
Proceeds from issuance of Series A Notes		283,213
Series A Notes issuance costs		(2,530)
Purchase of treasury shares	(10,101)
Repayment of Series A Notes and convertible debentures	(29,998)
Purchase of convertible debentures of a subsidiary	(2,121)
Dividends paid	(61,633)	(63,137)	(76,172)
Tax benefit in respect of options exercised	169	710
Change in short-term bank credit and loans, net	(12,117)	(40,972)	(7,531)
Net cash provided by (used in) financing activities	(84,331)	79,909	(76,380)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	51,518	10,350	(63,961)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	151,059	140,709	204,670
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	202,577	151,059	140,709
(*) Dividend received from affiliated companies and partnerships	15,107	10,925	17,468
SUPPLEMENTAL CASH FLOW ACTIVITIES:
Income taxes	18,955	60,759	47,946
Interest	$ 10,258	$ 13,524	$ 11,665